Goodwill and Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 9.4	$ 5.9	$ 0.4
Impairment of Intangible Assets, Finite-lived	$ 6.6